Financial Instruments Financial Instruments - Narrative (Details) (USD $)	6 Months Ended	1 Months Ended				6 Months Ended		1 Months Ended
	Jun. 30, 2014 Term Gas Supply Derivatives [Member] Cheniere Energy Partners, LP [Member]	May 31, 2014 Interest Rate Contract [Member]	Jun. 30, 2014 Other Current Assets [Member] Fuel Derivative or LNG Inventory Derivative [Member] Cheniere Energy Partners, LP [Member]	Dec. 31, 2013 Other Current Assets [Member] Fuel Derivative or LNG Inventory Derivative [Member] Cheniere Energy Partners, LP [Member]	Dec. 31, 2012 Other Current Assets [Member] Fuel Derivative or LNG Inventory Derivative [Member] Cheniere Energy Partners, LP [Member]	Jun. 30, 2014 Minimum [Member] Term Gas Supply Derivatives [Member] Cheniere Energy Partners, LP [Member]	Jun. 30, 2014 Maximum [Member] Term Gas Supply Derivatives [Member] Cheniere Energy Partners, LP [Member]	May 31, 2014 2013 Liquefaction Credit Facilities [Member] Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member]	Nov. 30, 2013 2013 Liquefaction Credit Facilities [Member] Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Collateral, Right to Reclaim Cash	$ 0		$ 400,000	$ 900,000	$ 900,000
Derivative, Term of Contract						1 year	7 years
Derivative loss	0	9,300,000
Derivative, Nonmonetary Notional Amount	1,887,000,000
Line of Credit Facility, Decrease								$ 2,100,000,000	$ 885,000,000